Financial liabilities (Tables)	3 Months Ended
Mar. 31, 2026
Financial Liabilities
Schedule of reconciliation of liabilities

The following table provides a reconciliation of movements of liabilities to cash flows arising from financing activities and balances at March 31, 2026:

	Loan	Project	Lease Obligations
	Payable	Financing	(Note 10)	Total

Balance at December 31, 2025	$1,233	$175	$565	$1,973

Changes from financing activities:
Repayment of loan payable	(72)	-	-	(72)
Payment of lease obligations	-	-	(81)	(81)
Total changes from financing activities	(72)	-	(81)	(153)

Foreign exchange	-	(3)	(8)	(11)

Other changes:
Financing costs	23	-	14	37
Interest paid	(23)	-	(14)	(37)

Balance at March 31, 2026	$1,161	$172	$476	$1,809

Current	$306	$-	$237
Long-term	$855	$172	$239